Segment Reporting (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Segment Reporting Information, Operating Income (Loss) [Abstract]
Revenues	$ 251,151	$ 234,145	$ 495,749	$ 467,916
Voyage expenses	37,800	32,572	74,281	58,037
Vessel operating expenses	70,080	75,197	141,087	150,327
Time-charter hire expense	12,969	18,182	26,586	38,452
Depreciation and amortization	50,003	46,163	99,614	91,733
General and administrative	18,689	18,157	38,825	36,887
Loss on sale and write-down of vessels	3,269	8,194	3,269	9,265
Restructuring charge				3,924
Income from vessel operations	58,341	35,680	112,087	79,291
Shuttle Tanker Segment [Member]
Segment Reporting Information, Operating Income (Loss) [Abstract]
Revenues	143,747	139,183	288,674	277,415
Voyage expenses	32,150	25,712	59,305	44,740
Vessel operating expenses	33,341	42,109	69,966	82,894
Time-charter hire expense	12,969	18,182	26,586	38,452
Depreciation and amortization	31,944	28,704	63,315	56,136
General and administrative	11,709	13,197	23,512	25,679
Loss on sale and write-down of vessels	1,048		1,048
Restructuring charge				1,227
Income from vessel operations	20,586	11,279	44,942	28,287
Conventional Tanker Segment [Member]
Segment Reporting Information, Operating Income (Loss) [Abstract]
Revenues	36,306	37,454	63,193	73,217
Voyage expenses	5,650	6,539	14,636	12,685
Vessel operating expenses	4,366	6,012	9,815	11,837
Time-charter hire expense
Depreciation and amortization	3,331	5,557	6,587	11,602
General and administrative	1,098	758	3,310	2,507
Loss on sale and write-down of vessels	2,221	8,194	2,221	9,094
Restructuring charge
Income from vessel operations	19,640	10,394	26,624	25,492
FSO Segment [Member]
Segment Reporting Information, Operating Income (Loss) [Abstract]
Revenues	14,781	14,947	29,806	32,438
Voyage expenses		321	340	612
Vessel operating expenses	6,519	7,411	13,386	16,559
Time-charter hire expense
Depreciation and amortization	2,001	2,991	4,259	6,172
General and administrative	919	1,242	1,892	2,305
Loss on sale and write-down of vessels				171
Restructuring charge				2,697
Income from vessel operations	5,342	2,982	9,929	3,922
FPSO Segment [Member]
Segment Reporting Information, Operating Income (Loss) [Abstract]
Revenues	56,317	42,561	114,076	84,846
Vessel operating expenses	25,854	19,665	47,920	39,037
Time-charter hire expense
Depreciation and amortization	12,727	8,911	25,453	17,823
General and administrative	4,963	2,960	10,111	6,396
Loss on sale and write-down of vessels
Restructuring charge
Income from vessel operations	$ 12,773	$ 11,025	$ 30,592	$ 21,590